Significant accounting policies - Reconciliation of cash, cash equivalents, and restricted cash (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	€ 248,584,000	€ 256,378,000
Restricted cash included within current assets	342,000	0
Restricted cash included within investments & other assets	0	300,000
Total	€ 248,926,000	€ 256,719,000	€ 210,771,000	€ 220,543,000